NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries	The following provides information about the partnership's wholly-owned subsidiaries as of December 31, 2020 and 2019:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2020	2019	2020	2019
Business services
Residential real estate services business	Bridgemarq Real Estate Services	Canada	100%	100%	100%	100%
Construction services business	Multiplex	United Kingdom	100%	100%	100%	100%
    The following table presents details of non-wholly owned subsidiaries of the partnership:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2020	2019	2020	2019
Business services
Financial advisory services business	Sera Global	Canada	75%	100%	75%	100%
Condominium management services business	Crossbridge Condominium Services Ltd.	Canada	90%	90%	90%	90%
IT storage facilities management business	WatServ	Canada	75%	75%	75%	75%
Road fuel distribution and marketing business	Greenergy Fuels Holding Limited	United Kingdom	89%	85%	18%	14%
Wireless broadband business	Imagine Communications Group Limited	Ireland	55%	55%	31%	31%
Healthcare services business	Healthscope Limited	Australia	100%	100%	28%	27%
Heavy equipment and light vehicle fleet management	Ouro Verde Locação e Seviços S.A.	Brazil	100%	100%	35%	35%
Residential mortgage insurance services	Sagen MI Canada Inc.	Canada	57%	57%	24%	29%
Indian financing company	IndoStar Capital Finance Limited	India	57%	—%	20%	—%
Infrastructure services
Service provider to the nuclear power generation industry	Westinghouse Electric Company	United States	100%	100%	44%	44%
Service provider to the offshore oil production industry	Altera Infrastructure LP	United States	99%	73%	43%	31%
Industrials
Limestone mining operations	Hammerstone Corporation	Canada	100%	100%	39%	39%
Producer of graphite electrodes	GrafTech International Ltd.	United States	55%	74%	19%	25%
Water and wastewater services	BRK Ambiental	Brazil	70%	70%	26%	26%
Infrastructure support products manufacturing operation	AP Infrastructure Solutions LP	Canada	100%	100%	25%	25%
Provider of returnable plastic packaging	Schoeller Allibert Group B.V.	Netherlands	52%	52%	14%	14%
Canadian well-servicing operation	CWC Energy Services Corp.	Canada	80%	80%	54%	54%
Canadian energy operation	Ember Resources Inc.	Canada	100%	100%	46%	46%
Manufacturer of automotive batteries	Clarios Global LP	United States	100%	100%	28%	28%
Remanufacturer of automotive aftermarket replacement parts	Cardone Industries Inc.	United States	98%	—%	52%	—%
he following tables present the gross assets and liabilities as well as gross amounts of revenues, net income (loss), other comprehensive income and distributions from the partnership’s investments in material non-wholly owned subsidiaries for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31, 2020
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$4,113	$12,741	$4,413	$7,093	$18,584	$459	$417	$350	$(650)	$3,969
Infrastructure services	2,328	8,092	2,561	7,248	4,399	(281)	(120)	(161)	(249)	355
Industrials	5,178	17,721	3,009	16,232	10,652	3	(360)	144	(324)	2,746
Total	$11,619	$38,554	$9,983	$30,573	$33,635	$181	$(63)	$333	$(1,223)	$7,070

	Year ended December 31, 2019
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$3,743	$11,388	$4,448	$6,247	$23,773	$200	$35	$111	$(368)	$3,166
Infrastructure services	2,358	8,262	2,289	7,028	4,559	(446)	(138)	(281)	(370)	833
Industrials	4,622	17,864	2,729	15,815	9,644	660	(104)	502	(936)	2,968
Total	$10,723	$37,514	$9,466	$29,090	$37,976	$414	$(207)	$332	$(1,674)	$6,967

	Year ended December 31, 2018
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$2,413	$1,773	$3,113	$475	$25,785	$(20)	$4	$(20)	$(46)	$424
Infrastructure services	2,889	8,750	2,921	6,208	2,419	282	(121)	170	(16)	1,534
Industrials	1,991	5,656	1,040	4,823	3,894	895	(239)	612	(1,542)	1,425
Total	$7,293	$16,179	$7,074	$11,506	$32,098	$1,157	$(356)	$762	$(1,604)	$3,383
    The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position:

(US$ MILLIONS)	2020	2019
Non-controlling interests related to material non-wholly owned subsidiaries
Business services	$3,969	$3,166
Infrastructure services	355	833
Industrials	2,746	2,968
Total non-controlling interests in material non-wholly owned subsidiaries	$7,070	$6,967
Total individually immaterial non-controlling interests balance	775	294
Total non-controlling interests	$7,845	$7,261